Deposits (Summary of Deposit Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 102,400	$ 104,300
Financial liabilities designated at fair value through profit or loss	225,237	197,635
Total deposits	1,512,413	1,502,322
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	809,500	807,700
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	119,200	111,100
Loan Commitments And Financial Guarantee [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	296	299
U.S. Federal Funds Deposited [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	8,800	7,200
Deposits And Advances With The Federal Home Loan Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,100	1,100
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	582,189	589,475
Covered Bondholders [Member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 72,500	$ 70,600